Restructuring Charges - Reconciliation Restructuring and Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1,226	$ 1,381	$ 13,859
Restructuring charges incurred	194	1,881
Payments made	(349)	(14,359)
Ending balance	1,226	1,381
Employee Terminations
Restructuring Reserve [Roll Forward]
Beginning balance		0	12,661
Restructuring charges incurred		947
Payments made		(13,608)
Ending balance		0
Facilities Exit Costs
Restructuring Reserve [Roll Forward]
Beginning balance	1,226	1,381	$ 1,198
Restructuring charges incurred	194	934
Payments made	(349)	(751)
Ending balance	$ 1,226	$ 1,381